PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Deferred offering costs		$ 310
Prepaid research and development expenses	$ 5,872	1,044
Prepaid rent expenses	142	65
Prepaid insurance expenses	1,196	1
Other prepaid expenses and current assets	91	78
Total prepaid expenses & other current assets	$ 7,301	$ 1,498